SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
SHORT-TERM INVESTMENTS.
Bank time deposits	¥ 7,690,166		¥ 3,911,410
Wealth management products	26,415,902		26,491,683
Short-term held-to-maturity debt investments	151,890		3,631,732
Available-for-sale debt investments			1,380,668
Listed equity securities			70,415
Total	34,257,958		35,485,908		$ 4,825,132
Proceeds received from sales of available-for-sale debt investments	¥ 1,392,881	$ 196,183	¥ 2,928,668	¥ 715,957